Accounting Policies - Summary of Depreciation on Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2016
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Leasehold improvements and equipment under capital lease [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment under capital lease	Over the term of the lease